Mercedes-Benz
Auto Receivables
T
rust 2024-1
Investor Report
Collection Period Ended
30-Jun-2025
Dates
Collection Period No.
18

Amounts in USD
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Class A-1, A-2B Notes (from... to)
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
1-Jun-2025
11-Jul-2025
14-Jul-2025
15-Jul-2025
16-Jun-2025
15-Jun-2025
30-Jun-2025
15-Jul-2025
15-Jul-2025
Actual/360 Days
29
30/360 Days
30
Summary
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
1,359,310,000.00
Beginning
Balance
0.00
47,211,210.31
47,211,210.31
476,600,000.00
98,010,000.00
669,032,420.62
Ending
Balance
0.00
31,101,601.75
31,101,601.76
476,600,000.00
98,010,000.00
636,813,203.51
Principal
Payment
0.00
16,109,608.56
16,109,608.55
0.00
0.00
32,219,217.
1
1
Principal per $1000
Face Amount
0.000000
65.887970
65.887970
0.000000
0.000000
Note
Factor
0.000000
0.127205
0.127205
1.000000
1.000000
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralization Amount
Pool Balance
Initial
Overcollateralization
Amount
T
arget
Overcollateralization
Amount
Current Overcollateralization Amount
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Amount
34,856,681.09
34,854,167.03
34,854,167.03
Interest Rate
0.000000%
5.060000%
4.673850%
4.800000%
4.790000%
34,854,167.03
703,886,587.65
32,728,852.38
736,615,440.03
Percentage
2.50%
2.50%
2.50%
Interest Payment
0.00
199,073.94
177,752.37
1,906,400.00
391,223.25
$2,674,449.56
34,854,167.03
671,667,370.54
31,296,791.20
702,964,161.74
Interest per
$1000 Face
Amount
0.000000
0.814208
0.727004
4.000000
3.991667
Interest & Principal
Payment
0.00
16,308,682.50
16,287,360.92
1,906,400.00
391,223.25
$34,893,666.67
Interest & Principal Payment
per $1000 Face Amount
0.000000
66.702178
66.614973
4.000000
3.991667

Mercedes-Benz
Auto Receivables
T
rust 2024-1
Investor Report
Collection Period Ended
30-Jun-2025
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
31,166,578.64
4,948,260.22
669,453.59
1,064,700.27
Distributions
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2)
T
otal Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)

Amounts in USD
613,846.20
0.00
0.00
Purchase Amounts
Advances made by the Servicer
Investment Earnings
A
vailable Collections
Reserve Fund Draw Amount
A
vailable Funds
0.00
0.00
120,064.92
37,969,057.64
0.00
37,969,057.64
(3) Interest Distributable Amount Class
A Notes
(4) Priority Principal Distributable Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
2,674,449.56
0.00
0.00
32,219,217.11
0.00
0.00
2,461,544.77
37,969,057.64
Distribution Detail
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount Class A
Notes
Priority Principal Distributable Amount
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount
Due
613,846.20
0.00
2,674,449.56
0.00
199,073.94
177,752.37
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
2,674,449.56
0.00
32,219,217.11
32,219,217.11
Paid
613,846.20
0.00
2,674,449.56
0.00
199,073.94
177,752.37
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
2,674,449.56
0.00
32,219,217.11
32,219,217.11
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Mercedes-Benz
Auto Receivables
T
rust 2024-1
Investor Report
Collection Period Ended
30-Jun-2025

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus/minus change to meet Reserve Fund Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collection Account
Investment Earnings for the Collection Period
3,485,416.70
3,485,416.70
0.00
11,465.60
11,465.60
0.00
3,485,416.70
0.00
11,465.60
108,599.32
120,064.92
Notice to Investors

Mercedes-Benz
Auto Receivables
T
rust 2024-1
Investor Report
Collection Period Ended
30-Jun-2025
Pool Statistics

Amounts in USD
Pool Data
Cutoff Date Pool Balance
Pool Balance beginning of Collection Period
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Pool Factor
W
eighted
A
verage APR
W
eighted
A
verage Number of Remaining Payments
W
eighted
A
verage Seasoning (months)
Amount
1,459,458,843.36
736,615,440.03
16,872,030.06
14,294,548.58
0.00
2,484,699.65
702,964,161.74
48.17%
As of Cutoff Date
7.74%
60.69
8.92
Number of Receivables
29,733
18,149
17,611
Current
7.99%
44.03
26.50

Mercedes-Benz
Auto Receivables
T
rust 2024-1
Investor Report
Collection Period Ended
30-Jun-2025
Delinquency Profile

Amounts in USD
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
690,796,501.57
8,726,267.39
2,405,202.09
1,036,190.69
702,964,161.74
Number of Receivables
17,386
167
43
15
17,611
Percentage
98.27%
1.24%
0.34%
0.15%
100.00%
Delinquency
T
rigger
60+ Delinquency Loans to EOP Aggregate Securitization
V
alue
Delinquency Trigger occurred
3.550%
0.490%
No
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
Loss Statistics
Current
Cumulative
Losses
(1)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Loss / (Gain)
Amount
2,484,699.65
659,665.20
1,032,593.24
792,441.21
Number of Receivables
55
Amount
46,030,105.22
16,172,131.47
13,199,096.94
16,658,876.81
Number of Receivables
1,011
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
A
verage Net Loss / (Gain)
1.321%
1.147
%
1.333
%
0.858%
1.165%
1.141%
16,477.62
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.